GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 5,919
2026	5,401
2027	4,120
2028	3,883
2029	1,505
Thereafter	359
Net Carrying Amount	$ 21,187